Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	103,575.00
Total Offset Amount	42,847.02
Net Fee	$ 60,727.98
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false